Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.19%	2.19%
Expected life (years)	2 years 11 months 4 days	2 years 11 months 4 days
Expected dividend yield	0.00%	0.00%
Volatility	78.55%	78.55%
Fair value of options at grant date	$ 0.51	$ 0.51